CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2023
Loans and receivables at amortised cost
Trade receivables	17	10,698	-	10,698	10,698
Cash and cash equivalents	18	3,691	-	3,691	3,691
Finance lease receivable	15, 17	155	-	155	155

		14,544	-	14,544	14,544

Liabilities at amortised cost
Senior secured term loan	23	-	(40,109)	(40,109)	(40,109)
Convertible note	23	-	(14,542)	(14,542)	(14,542)
Exchangeable note	23	-	(210)	(210)	(210)
Lease liabilities	24	(12,566)	-	(12,566)	(12,566)
Trade and other payables (excluding deferred income)	21	(12,752)	-	(12,752)	(12,752)
Provisions	22	(50)	-	(50)	(50)

		(25,368)	(54,861)	(80,229)	(80,229)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(526)	(526)	(526)
Derivative asset – prepayment option	23	-	178	178	178

		-	(348)	(348)	(348)

		(10,824)	(55,209)	(66,033)	(66,033)
		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2022
Loans and receivables at amortised cost
Trade receivables	17	12,620	-	12,620	12,620
Cash and cash equivalents	18	6,578	-	6,578	6,578
Finance lease receivable	15, 17	170	-	170	170
		19,368	-	19,368	19,368
Liabilities at amortised cost
Senior secured term loan	23	-	(44,301)	(44,301)	(44,301)
Convertible note	23	-	(13,746)	(13,746)	(13,746)
Exchangeable note¹	23	-	(210)	(210)	(210)
Lease liabilities	24	(13,943)	-	(13,943)	(13,943)
Trade and other payables (excluding deferred income)	21	(15,261)	-	(15,261)	(15,261)
Provisions	22	(50)	-	(50)	(50)

		(29,254)	(58,257)	(87,511)	(87,511)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(1,569)	(1,569)	(1,569)
Derivative asset – prepayment option	23	-	128	128	128

		-	(1,441)	(1,441)	(1,441)

		(9,886)	(59,698)	(69,584)	(69,584)

Schedule of Interest Rate Risk Effective and Repricing Analysis

As at December 31, 2023	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.00%	3,691	3,691	-	-	-	-
Lease receivable	15,17	4.0%	155	62	39	49	5	-
Exchangeable note[1]	23	4.8%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	16.3%	(40,109)	-	-	-	(40,109)	-
Convertible note[3]	23	1.5%	(14,542)	-	-	-	-	(14,542)
Lease payable on Right of Use assets	24	5.0%	(12,566)	(812)	(832)	(1,745)	(4,425)	(4,752)

Total			(63,581)	2,941	(793)	(1,696)	(44,529)	(19,504)

As at December 31, 2022	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.00%	6,578	6,578	-	-	-	-
Lease receivable	15,17	4.0%	170	46	41	49	34	-
Exchangeable note[1]	23	4.8%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	15.4%	(44,301)	-	-	-	(44,301)
Convertible note[3]	23	1.5%	(13,746)	-	-	-	-	(13,746)
Lease payable on Right of Use assets		5.0%	(13,898)	(812)	(819)	(1,679)	(4,522)	(6,066)
Lease payable on sale & leaseback transactions	24	5.0%	(45)	(35)	(10)	-	-	-

Total			(65,452)	5,777	(788)	(1,630)	(48,789)	(20,022)

[1] The maturity of the exchangeable notes is based on the contractual maturity date of April 1, 2045.
[2] The senior secured term loan is a variable instrument. In January 2024, the amended term loan agreement reduced the annual rate of interest on the loan by 2.5% to 8.75% plus the greater of (a) Term Secured Overnight Financing Rate or (b) 4.0% per annum, and allows for a further 2.5% reduction in the base rate to 6.25% once the outstanding principal under the term loan falls below US$35 million. The loan matures in January 2026.
[3] The 7-year convertible note was issued in May 2022 and is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.

Schedule of Interest Rate Profile of Financial Assets/Liabilities

	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Variable rate instruments
Cash at bank and in hand	3,691	6,578
Variable rate financial liabilities (senior secured term loan)	(40,109)	(44,301)

	(36,418)	(37,723)
Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(210)
Fixed rate financial liabilities (convertible note)	(14,542)	(13,746)
Fixed rate financial liabilities (lease payables)	(12,566)	(13,943)
Financial assets (lease receivables)	155	170

	(27,163)	(27,729)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities

As at December 31, 2023 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	12,752	12,752	12,752	-	-	-	-
Lease payable on Right of Use assets	12,566	15,306	1,107	1,114	2,243	5,442	5,400
Senior secured term loan¹	40,109	56,121	3,461	3,461	6,922	42,277	-
Convertible note	14,542	21,650	150	150	300	900	20,150
Exchangeable notes	210	389	4	4	8	24	349

	80,179	106,218	17,474	4,729	9,473	48,643	25,899

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2023

As at December 31, 2022 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	15,261	15,261	15,261	-	-	-	-
Lease payable on Right of Use assets	13,898	17,196	1,120	1,130	2,240	5,739	6,967
Lease payable on sale & leaseback transactions	45	46	36	10	-	-	-
Senior secured term loan¹	44,301	69,519	4,194	3,595	7,190	54,540	-
Convertible note	13,746	21,900	150	150	300	900	20,400
Exchangeable notes	210	397	4	4	8	24	357

	87,461	124,319	20,765	4,889	9,738	61,203	27,724

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2022.

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	219	15	5	191	854	-
Trade and other receivable	856	100	-	533	1,533	-
Trade and other payables	(3,766)	(100)	(12)	(220)	(704)	(1)
Lease liabilities	(8,349)	-	-	-	(241)	-

Total exposure	(11,040)	15	(7)	504	1,442	(1)

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	700	199	5	2,061	756	-
Trade and other receivable	1,001	27	-	950	1,443	-
Trade and other payables	(3,481)	(5)	(6)	(473)	(662)	-
Lease liabilities	(9,024)	-	-	-	(277)	-

Total exposure	(10,804)	221	(1)	2,538	1,260	-

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2023 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$’000
December 31, 2023
Euro	1,004

December 31, 2022
Euro	982

A 10% weakening of the US Dollar against the Euro at December 31, 2023 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2023
Euro	(1,227)

December 31, 2022
Euro	(1,200)

Schedule of Maximum Credit Exposure of Financial Assets

	Carrying Value December 31, 2023 US$’000	Carrying Value December 31, 2022 US$’000
Third party trade receivables (Note 17)	10,698	12,620
Finance lease income receivable (Note 17)	155	170
Cash and cash equivalents (Note 18)	3,691	6,578

	14,544	19,368

Schedule of Exposure of Trade Receivables by Geographic Location
	Carrying Value December 31, 2023 US$’000	Carrying Value December 31, 2022 US$’000
United States	4,041	6,061
Euro-zone countries	851	1,183
United Kingdom	126	67
Other regions	5,835	5,479

	10,853	12,790

Schedule of Exposure of Trade Receivables by Customer
	Carrying Value December 31, 2023 US$’000	Carrying Value December 31, 2022 US$’000
End-user customers	5,029	7,365
Distributors	5,399	4,630
Non-governmental organisations	425	795

	10,853	12,790

Schedule of Ageing of Trade Receivables

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2023	2023	2023	2022	2022	2022
	US$’000	US$’000%		US$’000	US$’000%
Not past due	8,031	-	-	8,341	-	-
Past due 0-30 days	1,534	-	-	1,622	-	-
Past due 31-120 days	856	22	2.6%	1,564	23	1.5%
Greater than 120 days	2,601	2,302	88.5%	3,783	2,668	70.5%

	13,022	2,324	-	15,310	2,691	-

Schedule of Movement in Allowance for Impairment of Trade Receivables

	2023	2022
	US$’000	US$’000
Balance at January 1	2,691	2,986
Charged to costs and expenses	715	1,240
Amounts written off during the year	(977)	(1,535)
Eliminated on disposal of business	(105)	-

Balance at December 31	2,324	2,691